Trade and other payables (Tables)	12 Months Ended
Dec. 31, 2023
Trade And Other Payables
Schedule of trade and other payables

	2023	2022
	US$	US$
Trade payables
- Non-related parties	528,865	525,588
	528,865	525,588

Other payables
- Amount due to shareholder	189,595	-
- Contract liabilities	2,077,358	2,162,274
- Amount due to directors	910,541	927,885
- Deposit from customers	-	19,411
- Accruals for operating expenses	2,837,205	645,861
- Goods and services tax payable	6,340	50
- Withholding tax	10,655	4,276
	6,031,694	3,759,757

	6,560,559	4,285,345